Related party disclosures	12 Months Ended
Sep. 30, 2021
Related party disclosures
Related party disclosures

Note 35. Related party disclosures

Related parties

Westpac’s related parties are those it controls or can exert significant influence over. Examples include subsidiaries, associates, joint ventures and superannuation plans as well as key management personnel and their related parties.

Key management personnel (KMP)

Key management personnel are those who, directly or indirectly, have authority and responsibility for planning, directing and controlling the activities of Westpac. This includes all Executives and Non-Executive Directors.

Parent Entity

Westpac Banking Corporation is the ultimate parent company of the Group.

Subsidiaries - Note 30

The Parent Entity has the following related party transactions and balances with subsidiaries:

Type of transaction/balance	Details disclosed in
Balances due to/from subsidiaries	Balance Sheet
Dividend income/Transactions with subsidiaries	Note 4
Interest income and Interest expense	Note 3
Tax consolidated group transactions and undertakings	Note 7
Guarantees and undertakings	Note 26

The balances due to/from subsidiaries include a wide range of banking and other financial facilities.

The terms and conditions of related party transactions between the Parent Entity and subsidiaries are sometimes different to commercial terms and conditions. Related party transactions between the Parent Entity and subsidiaries eliminate on consolidation.

Associates - Note 30

The Group provides a wide range of banking and other financial facilities and funds management activities to its associates on commercial terms and conditions.

Superannuation plans

The Group contributed $418 million (2020: $361 million) to defined contribution plans and $33 million (2020: $26 million) to defined benefit plans. Refer to Note 33.

Remuneration of KMP

Total remuneration[1] of the KMP was:

		Post	Other long-
	Short-term	employment	term	Termination	Share-based
$	benefits	benefits	benefits	benefits	payments	Total
Consolidated
2021	28,469,165	730,700	(29,003)	3,101,006	10,832,584	43,104,452
2020	22,506,249	967,898	657,375	1,176,487	2,654,510	27,962,519
Parent Entity
2021	27,108,174	607,503	(29,003)	2,421,267	9,631,777	39,739,718
2020	21,513,543	873,350	657,375	1,176,487	2,147,884	26,368,639

1.	Comparative amounts have been revised to align to current year presentation. The revisions primarily relate to changes in interpretation as to the appropriate period over which to expense the fair value of certain grants and to the appropriate grant date on which to value grants where there is an opt-out period.

Note 35. Related party disclosures (continued)

Other transactions with KMP

KMP receive personal banking and financial investment services from the Group in the ordinary course of business. The terms and conditions, for example interest rates and collateral, and the risks to Westpac are comparable to transactions with other employees and did not involve more than the normal risk of repayment or present other unfavourable features.

Details of loans provided and the related interest charged to KMP and their related parties are as follows:

	Interest		Number of
	payable for	Closing loan	KMP with
$	the year	balance	loans
2021	403,893	28,924,924	12
2020	549,257	15,779,157	8

Share rights holdings

For compliance with SEC disclosure requirements, the following table sets out certain details of the performance share rights and unhurdled share rights held at 30 September 2021 by the CEO and other key management personnel (including their related parties):

		Number of
	Latest Date of Exercise	Share Rights
Managing Director and Chief Executive Officer
Peter King	Ranges from 1 October 2032 to 1 October 2035	460,630
Group Executives
Scott Collary	1 October 2035	120,614
Chris De Bruin	1 October 2035	100,676
Carolyn McCann	Ranges from 1 October 2032 to 1 October 2035	174,136
Anthony Miller	1 October 2035	120,492
Christine Parker	Ranges from 1 October 2032 to 1 October 2035	280,816
Simon Power	Ranges from 1 October 2032 to 1 October 2035	38,122
Michael Rowland	1 October 2035	99,415
David Stephen	Ranges from 1 October 2032 to 1 October 2035	514,052
Les Vance	Ranges from 2 April 2035 to 1 October 2035	98,441
Jason Yetton	Ranges from 2 April 2035 to 1 October 2035	180,201
Former Group Executive
Richard Burton	n/a	-
Guil Lima	1 October 2034	179,017
David McLean	Ranges from 1 October 2022 to 1 October 2035	422,413
Gary Thursby	Ranges from 1 October 2032 to 1 October 2034	191,760
Alastair Welsh	n/a	-
Curt Zuber	n/a	-

The Group has not issued any options during the year and there are no outstanding options as at 30 September 2021.